Other Income and Expenses - Summary of other income and expenses (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other income:
Gain on sale of long-lived assets	$ 389	$ 232	$ 178
Cancellation of contingencies	684	417	1,079
Tax credit recovery	0	1,154	0
Foreign exchange gain related to operating activities	529	0	339
Insurance recovery	1,882	1,744	2
Other	625	670	383
Total	4,109	4,217	1,981
Other expenses:
Provisions for contingencies	921	593	1,306
Loss on the retirement of long-lived assets	431	482	186
Loss on sale of long-lived assets	95	95	84
Insurance expenses	186	400	2
Impairment on equity investments	13	0	143
Severance payments	508	244	202
Donations	52	39	345
Foreign exchange losses related to operating activities	0	893	0
Tax credit recovery payment to former shareholders	0	998	0
Other	1,268	1,192	985
Total	$ 3,474	$ 4,936	$ 3,253